Trade and other receivables - Summary of Movements in Group's Allowance for Expected Credit Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	€ 5
Ending balance	4	€ 5
Trade Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	5	8
Provision for expected credit losses	7	12
Reversal of unutilized provisions	(5)	(12)
Receivables written off	(3)	(3)
Ending balance	€ 4	€ 5